Securities (Details Narrative) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 52	$ 44	$ 96	$ 77
Debt Securities Held Net of allowance	379,406		379,406		$ 341,804
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	317,344		317,344		268,939
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	62,062		62,062		$ 72,865
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	35	55	59	59
Gain (loss) on sale of equity securities measured at fair value	(7)	2	(5)	2
Dividend Income recognized	$ 2	$ 0	$ 2	$ 0